COVER	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Legend Biotech Corporation
Entity Central Index Key	0001801198
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Amendment Flag	false